History And Organization of The Group - Additional Information (Detail) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Nov. 13, 2023 HKD ($)	Oct. 12, 2023 shares	Apr. 14, 2023 shares	Apr. 07, 2023 shares	Apr. 06, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Oct. 13, 2022 shares	Apr. 08, 2022 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 shares	Sep. 30, 2020 shares
History and reorganisation of the group [line items]
Common stock shares outstanding				1,146,282,721		1,146,108,643			1,145,926,797	1,144,226,418			1,231,150,560
Common stock shares issued													1,231,150,560
Stock repurchase program, Number of shares authorized, Value | $	$ 1,000										$ 1,000
Stock repurchase program, Number of shares repurchased		110,000,000
Stock repurchase program, Number of shares repurchased, Value		$ 877						¥ 83				¥ 5,560
no of shares commenced trading					100
Purchase of share capital | $			$ 933
Tun Kung Company Limited [member]
History and reorganisation of the group [line items]
Common stock shares issued	35,644,803							35,644,803
Increase decrease through treasury share transactions shares	35,644,803
Share pledge agreement [member]
History and reorganisation of the group [line items]
Percentage of equity interest pledged	100.00%	100.00%						100.00%			100.00%	100.00%
OPCO [member]
History and reorganisation of the group [line items]
Percentage of legal beneficial interest owned by each onshore shareholder	100.00%	100.00%						100.00%			100.00%	100.00%
Class C ordinary share [member] | Promissory notes and automatically convertible promissory notes [member]
History and reorganisation of the group [line items]
Promissory notes convertible into equivalent number of shares														38,493,660
Promissory notes issued rate of interest														6.00%
Ordinary shares [member]
History and reorganisation of the group [line items]
Stock repurchase program, Number of shares repurchased	1,400,000	55,000,000						1,400,000			54,000,000	54,000,000
Ping An Puhui Lixin Asset [Member]
History and reorganisation of the group [line items]
consideration paid for subsidiary | ¥							¥ 199
percent of equity interest in subsidiary							40